Related parties	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Related parties

29.	Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a) Transactions with related parties

	Three-month period ended June 30,
	2023			2022
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	-	-	-	126	-	4
Aliança Geração de Energia S.A.	-	(26)	-	-	(28)	-
Pelletizing companies (i)	-	(45)	(11)	-	(98)	(11)
MRS Logística S.A.	-	(114)	-	(5)	(111)	-
Norte Energia S.A.	-	(33)	-	-	(32)	-
Other	11	(2)	-	19	-	(1)
	11	(220)	(11)	140	(269)	(8)
Associates
VLI	76	(5)	-	83	(7)	-
Other	-	-	-	-	-	2
	76	(5)	-	83	(7)	2
Major shareholders
Bradesco	-	-	197	-	-	(103)
Mitsui	85	-	-	79	-	-
	85	-	197	79	-	(103)
Total	172	(225)	186	302	(276)	(109)

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Six-month period ended June 30,
	2023			2022
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	93	-	-	255	-	(2)
Aliança Geração de Energia S.A.	-	(52)	-	-	(53)	-
Pelletizing companies (i)	-	(88)	(25)	-	(168)	(20)
MRS Logística S.A.	-	(178)	-	1	(178)	-
Norte Energia S.A.	-	(60)	-	-	(63)	-
Other	16	(5)	-	19	(3)	(1)
	109	(383)	(25)	275	(465)	(23)
Associates
VLI	145	(11)	(1)	146	(12)	(1)
	145	(11)	(1)	146	(12)	(1)
Major shareholders
Bradesco	-	-	269	-	-	182
Mitsui	130	-	-	157	-	-
	130	-	269	157	-	182
Total	384	(394)	243	578	(477)	158

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

b) Outstanding balances with related parties

	Assets
	June 30, 2023			December 31, 2022
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Companhia Siderúrgica do Pecém	-	-	-	-	91	17
Pelletizing companies (i)	-	-	18	-	-	25
MRS Logística S.A.	-	-	26	-	-	25
Other	-	5	15	-	4	50
	-	5	59	-	95	117
Associates
VLI	-	94	-	-	14	-
Other	-	-	2	-	-	1
	-	94	2	-	14	1
Major shareholders
Bradesco	387	-	385	335	-	154
Banco do Brasil	35	-	-	30	-	-
Mitsui	-	3	-	-	89	-
	422	3	385	365	89	154
Pension plan	-	16	-	-	13	-
Total	422	118	446	365	211	272

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

			Liabilities
	June 30, 2023		December 31, 2022
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	81	187	63	400
MRS Logística S.A.	34	-	57	-
Other	34	-	31	-
	149	187	151	400
Associates
VLI	6	156	5	53
Other	1	-	3	-
	7	156	8	53
Major shareholders
Bradesco	-	23	-	75
Mitsui	-	-	1	-
	-	23	1	75
Pension plan	13	-	11	-
Total	169	366	171	528

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.